Fair Value Measurements - Summary Of Weighted Average Significant Unobservable Inputs Used In The Measuring The Derivative Liability (Details) - Level 3 [Member]	Feb. 04, 2022 yr Classess	Dec. 31, 2021	Dec. 31, 2021 yr	Oct. 26, 2021 yr	Aug. 24, 2021 yr	Apr. 13, 2021 yr
Energize Ventures Fund [Member] | Cost of debt
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input	0.11	0.11				0.11
Energize Ventures Fund [Member] | Term (Years)
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input	0
Energize Ventures Fund [Member] | Term (Years) | Minimum [Member]
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input			0.08			0.25
Energize Ventures Fund [Member] | Term (Years) | Maximum [Member]
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input			0.25			0.5
Energize Ventures Fund [Member] | Present value factor
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input	1
Energize Ventures Fund [Member] | Present value factor | Minimum [Member]
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input		0.98				0.95
Energize Ventures Fund [Member] | Present value factor | Maximum [Member]
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input		0.99				0.97
Drive Capital Fund [Member] | Cost of debt
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input	0.11	0.11			0.11
Drive Capital Fund [Member] | Term (Years)
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input	0
Drive Capital Fund [Member] | Term (Years) | Minimum [Member]
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input			0.08		0.31
Drive Capital Fund [Member] | Term (Years) | Maximum [Member]
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input			0.25		0.6
Drive Capital Fund [Member] | Present value factor
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input | Classess	1
Drive Capital Fund [Member] | Present value factor | Minimum [Member]
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input		0.98			0.94
Drive Capital Fund [Member] | Present value factor | Maximum [Member]
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input		0.99			0.97
Energy Capital Partners Holdings [Member] | Cost of debt
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input	0.11	0.11		0.10
Energy Capital Partners Holdings [Member] | Term (Years)
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input	0
Energy Capital Partners Holdings [Member] | Term (Years) | Minimum [Member]
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input			0.08	0.27
Energy Capital Partners Holdings [Member] | Term (Years) | Maximum [Member]
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input			0.25	0.43
Energy Capital Partners Holdings [Member] | Present value factor
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input	1
Energy Capital Partners Holdings [Member] | Present value factor | Minimum [Member]
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input		0.98	0.08	0.96
Energy Capital Partners Holdings [Member] | Present value factor | Maximum [Member]
Fair Value Of Net Derivative Assets And Liabilities Measured On Recurring And Nonrecurring Basis Valuation Techniques [Line Items]
Related Party Derivative Liability Measurement Input		0.99	0.25	0.98